Derivatives and hedge accounting - Additional information 2 (Details)	12 Months Ended
	Dec. 31, 2020 Decimal	Dec. 31, 2019 Decimal
Australia, Dollars [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed interest rate	0.82%	1.50%
Australia, Dollars [member] | Cash flow hedges [member] | Currency Swap Contract [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.6	1.55
Australia, Dollars [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.65	1.61
Euro Member Countries, Euro [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	2.79%	2.98%
Euro Member Countries, Euro [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed interest rate	(0.15%)	0.54%
PLN [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed interest rate	1.74%	2.38%
PLN [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	4.45	4.3
THB [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	35.71	34.79
United States of America, Dollars [member] | Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	3.76%	3.55%
United States of America, Dollars [member] | Cash flow hedges [member] | Interest rate swap [member] | Average [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed interest rate	2.31%	2.51%
United States of America, Dollars [member] | Cash flow hedges [member] | Currency Swap Contract [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	0.95	1.11
United States of America, Dollars [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.14	1.12